AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.3%
Asset-Backed Securities — 0.9%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.771%(c)	01/19/35	40,000	$39,872,776
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.746%(c)	10/15/34	42,500	42,522,057
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month SOFR + 1.012% (Cap N/A, Floor 1.012%)
6.326%(c)	04/15/29	17,216	17,215,888

Total Asset-Backed Securities (cost $99,654,118)			99,610,721
Commercial Mortgage-Backed Securities — 6.2%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	12,743	12,352,390
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	12,325,097
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	24,863	23,501,731
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	13,585	13,250,235
Series 2015-GC33, Class A3
3.515%	09/10/58	18,252	17,800,179
Series 2016-C01, Class A3
2.944%	05/10/49	19,879	18,949,332
Series 2016-C02, Class A3
2.575%	08/10/49	16,907	15,982,267
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	33,079,697
Series 2016-P06, Class A4
3.458%	12/10/49	4,877	4,657,640
Series 2017-P07, Class A3
3.442%	04/14/50	17,818	16,917,189
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	15,316,243
Commercial Mortgage Trust,
Series 2014-UBS04, Class A4
3.420%	08/10/47	7,924	7,902,814
Series 2015-CR26, Class A3
3.359%	10/10/48	14,603	14,206,187
Series 2015-LC21, Class A3
3.445%	07/10/48	11,365	11,140,488
Series 2016-COR01, Class A3
2.826%	10/10/49	24,738	23,338,924
Series 2017-COR02, Class A2
3.239%	09/10/50	38,294	36,155,943
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	16,469	16,107,307
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	$14,384,364
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	8,811	8,394,048
Series 2016-C03, Class A4
2.632%	08/10/49	10,641	10,062,858
Series 2017-C06, Class A3
3.269%	06/10/50	32,466	31,568,055
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4
3.587%	06/10/47	1,420	1,416,617
Series 2016-GS02, Class A3
2.791%	05/10/49	19,494	18,549,640
Series 2016-GS03, Class A3
2.592%	10/10/49	22,900	21,571,962
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A3A1
3.538%	09/15/47	5,999	5,970,079
Series 2015-C30, Class A4
3.551%	07/15/48	11,456	11,088,566
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	47,042,378
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	12,116	11,505,143
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	15,008	14,681,273
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	9,765	9,184,033
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	9,391,335
Series 2018-C12, Class A4 (original cost $25,249,863; purchased 08/03/18)(f)
4.030%	08/15/51	25,000	23,914,685
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	8,777	8,574,584
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	14,564,327
Series 2016-C35, Class A3
2.674%	07/15/48	22,106	20,994,826
Series 2016-LC24, Class A3
2.684%	10/15/49	29,805	28,283,843
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	19,006,344
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	13,898,838
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	27,089,051
A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C51, Class A3
3.055%	06/15/52	33,149	$29,790,135

Total Commercial Mortgage-Backed Securities (cost $735,559,019)			693,910,647
Corporate Bonds — 88.5%
Aerospace & Defense — 1.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34	15,951	13,229,269
3.625%	03/01/48	10,905	7,441,742
3.650%	03/01/47	8,861	6,205,278
3.750%	02/01/50	4,050	2,817,663
3.850%	11/01/48	6,466	4,552,050
3.900%	05/01/49	17,990	12,819,593
3.950%	08/01/59	8,125	5,560,879
5.805%	05/01/50	33,266	31,462,797
5.930%	05/01/60	56,888	53,283,301
7.875%	04/15/43	13,929	16,634,680
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	2,637,641
5.700%	11/15/54	11,875	12,654,581
5.900%	11/15/63	7,625	8,354,020
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43	500	460,739
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	2,106,744
RTX Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	3,050	2,363,874
4.150%	05/15/45	1,150	954,233
4.875%	10/15/40	1,320	1,233,496
6.400%	03/15/54	9,581	10,850,639
			195,623,219
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	4,220	3,098,452
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	3,987	3,773,139
4.390%	08/15/37	39,700	33,366,062
4.700%	04/02/27	5,130	5,047,291
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/15/33	6,600	6,646,894
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	2,240	2,177,819
5.850%	08/15/45	6,490	6,036,258
7.000%	08/04/41	3,275	3,416,288
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
8.125%	05/01/40	650	$752,120
			64,314,323
Airlines — 0.5%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,174	2,106,752
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	6,998	6,609,998
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	2,627	2,483,970
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	3,467	3,245,733
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29(a)	14,229	13,102,461
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	1,207	1,193,916
4.750%	10/20/28	2,645	2,585,488
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27(a)	7,520	7,507,717
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	114	111,027
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	920	890,948
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	2,894	2,803,271
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	15,820	14,329,419
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	4,175	3,883,980
			60,854,680
Auto Manufacturers — 1.5%
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30	968	1,115,502
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)	5,650	4,702,762
4.750%	01/15/43	6,670	5,525,644
7.750%	06/15/43	1,510	1,687,998
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.271%	01/09/27	1,775	1,707,207
4.687%	06/09/25	34,740	34,295,054

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		3,785	$3,590,043
5.150%	04/01/38		3,890	3,652,512
5.200%	04/01/45		22,128	19,897,949
5.400%	04/01/48(a)		4,065	3,725,505
6.250%	10/02/43		36,195	36,995,113
6.600%	04/01/36		13,335	14,175,952
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24		3,525	3,520,454
4.000%	01/15/25		372	367,077
4.000%	10/06/26(a)		6,525	6,323,397
4.300%	07/13/25		440	433,180
4.350%	01/17/27		3,320	3,242,495
5.250%	03/01/26		11,130	11,101,812
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	15,355,164
				171,414,820
Banks — 10.2%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28		4,400	4,159,645
5.294%	08/18/27		8,200	8,175,298
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(a)(oo)		1,750	1,754,224
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(a)(oo)		3,315	3,253,780
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)		22,000	22,025,460
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28		22,418	21,045,044
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41		99,540	70,697,641
2.884%(ff)	10/22/30		11,865	10,543,091
3.194%(ff)	07/23/30		5,180	4,701,343
3.824%(ff)	01/20/28		67,232	64,751,520
4.083%(ff)	03/20/51		38,060	31,268,466
4.271%(ff)	07/23/29		3,600	3,470,425
4.443%(ff)	01/20/48		10,675	9,362,439
Sub. Notes
6.110%	01/29/37		1,000	1,062,362
Sub. Notes, MTN
4.450%	03/03/26		18,340	18,074,368
Sub. Notes, Series L, MTN
3.950%	04/21/25		10,185	10,017,462
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(oo)		11,245	10,662,773
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		6,505	6,380,339
4.375%	01/12/26		10,555	10,359,038
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
5.088%(ff)	06/20/30	7,790	$7,495,448
7.119%(ff)	06/27/34	4,210	4,478,470
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.871%(ff)	04/19/32	10,000	8,456,837
3.132%(ff)	01/20/33	20,330	17,304,475
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	12,605	11,097,925
Sr. Preferred Notes, 144A
5.335%(ff)	06/12/29	20,410	20,513,034
Citigroup, Inc.,
Jr. Sub. Notes, Series U
5.000%(ff)	09/12/24(a)(oo)	32,500	32,328,734
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	22,970	22,472,167
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	3,750	3,540,159
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32(a)	24,735	20,604,598
2.904%(ff)	11/03/42	5,420	3,886,053
3.668%(ff)	07/24/28	34,800	33,090,178
3.700%	01/12/26	1,800	1,752,925
3.887%(ff)	01/10/28	385	371,182
5.875%	01/30/42	4,115	4,356,197
6.875%	02/15/98	2,825	3,320,936
8.125%	07/15/39	2,000	2,563,007
Sub. Notes
4.400%	06/10/25	5,400	5,325,136
4.450%	09/29/27	3,905	3,797,593
4.600%	03/09/26	425	418,422
4.750%	05/18/46	1,045	929,417
6.174%(ff)	05/25/34(a)	2,280	2,316,483
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	495	490,272
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27(a)	4,260	3,890,354
2.552%(ff)	01/07/28	1,022	937,305
Sub. Notes
3.729%(ff)	01/14/32	11,800	9,923,519
3.742%(ff)	01/07/33	8,930	7,338,760
7.079%(ff)	02/10/34	3,155	3,234,562
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,205	2,099,474
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.210%(ff)	04/22/42	2,975	2,232,943
Sub. Notes
5.150%	05/22/45	8,275	7,992,577
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	5,260	5,038,196

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
5.550%(ff)	03/19/35	5,600	$5,556,308
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, Series XR, 144A, MTN
4.000%	09/23/29(a)	15,500	14,212,494
Sub. Notes, 144A
4.950%(ff)	06/01/42	4,505	3,338,164
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%
8.148%(c)	05/01/24(a)(oo)	4,400	4,408,926
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	32,730	32,634,206
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(a)(oo)	15,730	15,502,763
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	26,715	25,987,943
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29	2,035	1,804,820
2.525%(ff)	11/19/41	34,035	23,769,047
3.157%(ff)	04/22/42	15,586	11,838,549
3.328%(ff)	04/22/52	30,890	22,374,177
3.782%(ff)	02/01/28	5,000	4,815,414
3.882%(ff)	07/24/38	42,267	36,487,829
3.897%(ff)	01/23/49	3,000	2,443,714
3.964%(ff)	11/15/48	57,900	47,361,440
4.005%(ff)	04/23/29	11,035	10,571,965
4.032%(ff)	07/24/48	3,525	2,921,194
4.260%(ff)	02/22/48	31,042	26,753,640
4.452%(ff)	12/05/29	1,500	1,462,461
Sub. Notes
4.125%	12/15/26	9,450	9,214,145
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27	10,000	9,606,617
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42	4,550	3,481,426
3.625%	01/20/27(a)	2,600	2,510,644
4.375%	01/22/47	3,800	3,332,669
4.457%(ff)	04/22/39	8,035	7,298,283
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	589	575,430
4.431%(ff)	01/23/30	27,100	26,228,321
5.597%(ff)	03/24/51	33,500	35,022,519
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	12,595	10,108,031
3.971%(cc)	07/22/38	17,130	14,655,519
6.375%	07/24/42(a)	20,875	23,563,349
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30	6,090	5,779,419
Societe Generale SA (France),
Gtd. Notes, 144A, MTN
3.625%	03/01/41	16,230	11,123,716
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Non-Preferred Notes, 144A
2.226%(ff)	01/21/26	10,136	$9,822,237
Sr. Non-Preferred Notes, 144A, MTN
2.625%	01/22/25	9,864	9,612,910
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	09/01/24(oo)	18,520	17,935,751
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	1,665	1,632,951
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	500	461,915
3.126%(ff)	08/13/30	15,000	13,311,355
3.869%(ff)	01/12/29	12,455	11,769,975
4.125%	09/24/25	3,499	3,426,308
4.282%	01/09/28	7,135	6,854,121
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.611%(ff)	04/25/53	12,450	10,984,775
5.013%(ff)	04/04/51	5,200	4,886,260
Sub. Notes, GMTN
4.900%	11/17/45	8,905	8,021,347
Sub. Notes, MTN
4.650%	11/04/44	3,135	2,735,069
4.750%	12/07/46	13,680	11,977,137
			1,135,539,309
Beverages — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	42,615	41,362,563
4.900%	02/01/46	100,234	95,234,669
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	32,950	30,643,617
4.439%	10/06/48	20,305	18,049,088
4.600%	04/15/48	737	671,027
5.550%	01/23/49	47,530	49,585,185
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25	21,850	21,507,150
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48	22,929	21,938,243
			278,991,542
Biotechnology — 0.9%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26(a)	800	757,513
2.770%	09/01/53(a)	7,393	4,583,404
3.625%	05/22/24(a)	4,830	4,815,918
4.400%	05/01/45	18,243	15,838,932
4.663%	06/15/51	17,165	15,181,315
5.150%	11/15/41	6,183	5,984,896

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
5.600%	03/02/43	17,695	$17,986,889
5.650%	03/02/53	6,875	7,006,555
5.750%	03/02/63	12,400	12,649,728
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25(a)	1,177	1,158,643
3.650%	03/01/26	12,295	11,976,041
4.500%	02/01/45	4,586	4,081,753
			102,021,587
Building Materials — 0.7%
Fortune Brands Innovations, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	6,850	6,719,595
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44	5,204	4,563,809
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,558,619
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,125	1,120,292
4.250%	12/15/47	2,150	1,812,543
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	2,565,678
4.200%	12/01/24	4,868	4,811,550
4.300%	07/15/47	6,279	5,188,778
4.400%	01/30/48	11,815	9,810,825
7.000%	12/01/36	22,334	25,160,152
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	3,878	3,555,965
4.500%	06/15/47	16,084	13,973,402
4.700%	03/01/48	2,117	1,902,551
			82,743,759
Chemicals — 3.1%
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	21,248	19,023,516
5.150%	03/15/34	20,126	19,820,758
5.375%	03/15/44	24,200	22,730,737
Gtd. Notes, 144A
4.500%	12/01/26	20,768	20,269,773
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	10/01/34	4,622	4,259,262
4.800%	05/15/49	3,720	3,265,341
5.550%	11/30/48	20,500	20,016,857
6.900%	05/15/53	31,100	35,919,420
9.400%	05/15/39	351	472,900
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	1,627	1,465,288
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
6.375%	05/18/53	42,360	$42,209,178
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31	24,321	20,266,863
4.500%	05/01/29	21,700	20,726,318
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	6	5,572
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	14,014	10,489,584
3.625%	04/01/51	511	361,218
4.200%	10/15/49	4,796	3,739,944
4.200%	05/01/50	20,265	15,806,643
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43	8,506	8,317,600
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	7,241	6,551,799
4.200%	04/01/29	735	708,891
4.900%	06/01/43	1,200	1,087,282
5.000%	04/01/49	6,652	6,070,304
5.250%	01/15/45	4,832	4,528,452
5.625%	12/01/40	1,985	1,960,122
5.800%	03/27/53	34,385	34,900,383
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	2,108,048
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	612,191
Westlake Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/61	2,349	1,492,280
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	18,879,143
			348,065,667
Coal — 0.6%
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30(a)	5,819	5,354,886
5.200%	03/01/42	3,060	2,783,302
5.400%	02/01/43	42,680	39,619,289
6.000%	08/15/40(a)	6,627	6,661,641
6.125%	10/01/35	6,741	6,957,292
			61,376,410
Commercial Services — 1.4%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	2,244,541

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	4,800	$4,573,493
4.200%	11/01/46	32,800	27,538,039
4.500%	02/15/45	8,460	7,486,391
5.625%	03/15/42	1,000	1,017,888
6.700%	06/01/34	1,000	1,107,817
7.000%	10/15/37	3,623	4,133,970
Experian Finance PLC,
Gtd. Notes, 144A
2.750%	03/08/30	4,050	3,533,172
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	2,814,080
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,050	1,022,839
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	10,052,065
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	281,296
4.678%	07/01/2114	12,715	11,643,946
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44	2,800	2,683,718
Unsec’d. Notes, Series 2017
3.662%	12/01/57	17,262	13,692,891
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29(a)	9,200	8,323,912
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	429	425,859
Unsec’d. Notes
5.625%	10/01/38	17,500	18,926,858
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	2,220,142
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48	4,345	3,784,701
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39	3,000	3,299,130
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	6,500,803
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48(a)	6,475	5,127,353
Washington University (The),
Sr. Unsec’d. Notes
4.349%	04/15/2122(a)	3,000	2,520,653
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Sr. Unsec’d. Notes, Series 2022
3.524%	04/15/54(a)	6,100	$4,705,267
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55(a)	3,500	2,906,193
			152,567,017
Computers — 1.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41(a)	3,024	2,153,698
2.650%	05/11/50(a)	3,495	2,318,454
2.700%	08/05/51	40,215	26,626,051
2.850%	08/05/61(a)	77,200	49,743,451
2.950%	09/11/49	6,855	4,854,764
3.750%	09/12/47	4,900	4,034,102
3.850%	08/04/46	35,120	29,730,502
3.950%	08/08/52(a)	3,795	3,195,802
4.650%	02/23/46	5,286	5,079,113
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30	1,875	1,774,720
			129,510,657
Distribution/Wholesale — 0.0%
Ferguson Finance PLC,
Sr. Unsec’d. Notes, 144A
4.650%	04/20/32	5,090	4,849,595
Diversified Financial Services — 0.1%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24(a)	10,000	9,987,648
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.625%	10/23/43	3,500	3,648,236
			13,635,884
Electric — 13.2%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.800%	10/01/47	5,450	4,076,492
3.950%	06/01/28	6,240	5,956,168
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	6,933,305
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	2,733,869
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,080	1,978,294
3.750%	12/01/47	10,015	7,745,551
3.800%	06/15/49	10,675	8,297,211
4.000%	12/01/46	5,000	4,107,639
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44	4,500	3,787,089

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Ameren Illinois Co.,
First Mortgage
3.700%	12/01/47	12,200	$9,542,071
4.500%	03/15/49	1,155	1,018,960
5.900%	12/01/52	5,120	5,479,739
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	6,516,851
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	5,440,535
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	11,020	10,834,580
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/47	18,010	13,999,788
4.250%	09/15/48	14,575	12,211,769
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.500%	02/01/45	9,990	8,969,689
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	10,260	9,152,733
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49	8,960	6,618,768
4.250%	11/01/28	1,095	1,043,652
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	9,995	8,722,095
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	9,062,949
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44	4,495	4,192,207
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	18,764	12,527,224
3.650%	06/15/46	18,950	14,603,530
3.700%	03/01/45	4,751	3,748,325
3.800%	10/01/42	3,615	2,929,110
4.000%	03/01/48	4,598	3,729,885
4.000%	03/01/49	4,240	3,373,728
4.350%	11/15/45	5,560	4,755,577
4.600%	08/15/43	2,000	1,792,018
First Mortgage, Series 123
3.750%	08/15/47	10,400	8,065,162
First Mortgage, Series 127
3.200%	11/15/49	4,455	3,095,707
First Mortgage, Series 130
3.125%	03/15/51	805	548,039
First Mortgage, Series 131
2.750%	09/01/51	4,175	2,593,642
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Connecticut Light & Power Co. (The),
First Mortgage
5.250%	01/15/53	9,820	$9,756,347
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46	625	498,161
3.950%	03/01/43	4,905	4,070,871
5.700%	06/15/40	2,120	2,157,739
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	2,785	2,290,298
Consumers Energy Co.,
First Mortgage
3.500%	08/01/51	18,670	14,309,346
3.750%	02/15/50	3,500	2,776,199
4.350%	04/15/49	1,550	1,354,761
4.350%	08/31/64	6,840	5,326,630
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41	3,000	2,987,976
6.250%	10/15/53	990	1,109,623
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	12/01/44	4,774	4,146,201
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	5,173	4,707,065
4.050%	09/15/42	1,340	1,079,956
4.900%	08/01/41	8,810	8,003,323
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	14,091,105
3.700%	06/01/46	1,305	1,014,531
3.750%	08/15/47	7,900	6,192,049
3.950%	06/15/42	5,800	4,727,808
4.300%	07/01/44	3,975	3,448,109
General Ref. Mortgage, Series A
4.000%	04/01/43	3,535	2,955,006
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	13,330	13,110,441
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49	39,520	27,548,064
3.450%	04/15/51	380	274,859
3.700%	12/01/47	4,556	3,459,782
3.950%	03/15/48	7,724	6,161,342
4.250%	12/15/41	12,900	11,080,328
6.050%	04/15/38	2,505	2,655,774
First Ref. Mortgage
2.950%	12/01/26	14,955	14,247,497
3.750%	06/01/45	20,780	16,187,783
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	5,816,925
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	8,280	6,060,631

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Indiana LLC,
First Mortgage
5.400%	04/01/53	9,293	$9,119,602
6.450%	04/01/39	7,100	7,748,952
First Mortgage, Series WWW
4.900%	07/15/43	7,564	7,053,139
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	15,543,919
4.100%	03/15/43	1,200	997,555
4.150%	12/01/44	4,802	3,984,563
5.700%	04/01/35	500	503,196
6.125%	09/15/33	4,400	4,707,321
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	4,141,935
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	4,580	4,012,401
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31	2,500	2,190,499
4.200%	09/01/48	61,138	49,977,572
4.200%	04/01/50	530	435,191
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	3,123	2,409,240
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	18,180	13,310,147
4.500%	03/30/39	15,760	14,233,175
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	6,685	4,606,175
3.450%	04/15/50	4,420	3,145,634
4.100%	04/01/43	3,000	2,479,616
4.125%	03/01/42	3,010	2,536,147
4.250%	12/01/45	4,365	3,651,964
4.625%	09/01/43	2,780	2,390,908
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	4,356,201
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46	5,390	4,613,169
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	15,965,639
3.600%	06/01/29	10,000	9,294,826
4.000%	04/15/25	10,000	9,750,671
4.300%	01/15/29	6,315	6,098,769
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	11,103	10,592,550
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Florida Power & Light Co.,
First Mortgage
3.700%	12/01/47	3,870	$3,042,786
3.950%	03/01/48	22,070	18,078,409
3.990%	03/01/49	22,600	18,549,406
4.050%	10/01/44	4,104	3,507,942
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	4,478,675
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	5,803	5,053,827
4.300%	03/15/43	10,900	9,324,345
5.400%	06/01/40	3,109	3,042,569
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	1,755,633
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51(a)	4,995	3,507,499
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	6,162,152
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	11,301,661
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	675	572,345
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30	4,290	3,991,589
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	9,863,028
5.300%	07/01/43	1,000	944,007
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	1,000	1,000,000
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	7,084	6,001,237
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	11,417,592
3.650%	08/01/48	22,370	17,168,426
4.250%	05/01/46	4,500	3,814,816
4.250%	07/15/49	10,200	8,668,078
4.400%	10/15/44	18,980	16,481,355
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,575	2,572,328
Nevada Power Co.,
General Ref. Mortgage
6.000%	03/15/54	9,037	9,538,734
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	7,943,798

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
General Ref. Mortgage, Series GG
5.900%	05/01/53	184	$191,785
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	6,525	5,024,103
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	1,267,000
3.400%	08/15/42	8,450	6,480,244
3.600%	05/15/46	17,056	12,977,256
3.600%	09/15/47	11,350	8,583,662
4.000%	08/15/45	4,830	3,907,135
4.125%	05/15/44	8,520	7,152,189
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	794	795,095
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	3,376,494
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	7,096,153
4.550%	03/15/44	1,325	1,136,217
Oncor Electric Delivery Co. LLC,
First Mortgage
2.700%	11/15/51	3,045	1,914,380
Sr. Sec’d. Notes
3.700%	05/15/50	27,148	20,753,673
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40(a)	2,185	1,604,672
3.950%	12/01/47	36,215	27,115,114
4.000%	12/01/46	22,088	16,517,160
4.250%	03/15/46	10,000	7,831,801
4.300%	03/15/45	10,000	7,895,616
4.500%	07/01/40	28,445	24,267,751
4.750%	02/15/44	8,542	7,198,596
4.950%	07/01/50	14,341	12,354,193
PacifiCorp,
First Mortgage
2.700%	09/15/30	8,309	7,195,343
4.125%	01/15/49	39,567	31,085,992
4.150%	02/15/50	9,375	7,356,057
5.350%	12/01/53	18,503	17,218,267
PECO Energy Co.,
First Mortgage
2.800%	06/15/50(a)	6,070	3,960,229
3.000%	09/15/49	3,922	2,658,743
3.050%	03/15/51	1,200	814,860
3.700%	09/15/47	3,840	3,006,140
3.900%	03/01/48	10,494	8,531,278
4.600%	05/15/52	1,545	1,391,640
First Ref. Mortgage
4.800%	10/15/43	1,575	1,438,622
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49	4,105	$2,840,266
3.950%	06/01/47	5,845	4,743,169
4.125%	06/15/44	4,450	3,787,980
5.250%	05/15/53	17,865	17,683,349
6.250%	05/15/39	500	541,846
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	26,498,572
7.750%	03/01/31	8,824	10,002,258
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	6,999,748
3.700%	06/15/28	2,000	1,911,045
4.100%	06/15/48	4,735	3,727,169
4.300%	03/15/44	165	137,971
5.250%	04/01/53(a)	6,550	6,195,247
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
4.000%	06/01/44	2,000	1,608,226
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	16,498,614
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
4.434%	11/15/41	1,787	1,504,841
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	31,545	26,321,496
5.350%	05/15/35	6,997	6,972,327
5.350%	05/15/40	773	740,715
6.000%	06/01/39	5,700	5,975,832
First Mortgage, Series TTT
4.100%	06/15/49	5,875	4,780,261
Sempra,
Sr. Unsec’d. Notes
3.250%	06/15/27	14,765	13,913,498
3.400%	02/01/28	19,265	18,205,050
3.700%	04/01/29	2,079	1,944,542
Sierra Pacific Power Co.,
General Ref. Mortgage, 144A
5.900%	03/15/54	5,000	5,161,001
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50(a)	26,242	19,458,277
First Ref. Mortgage
4.000%	04/01/47	28,115	22,269,879
4.050%	03/15/42	7,200	5,937,154
4.650%	10/01/43	1,950	1,726,845
5.500%	03/15/40	11,962	11,881,550
First Ref. Mortgage, Series 13-A
3.900%	03/15/43(a)	5,000	4,009,388
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	3,241,275
4.125%	03/01/48	5,150	4,160,921

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	17,050	$15,207,467
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	3,218,259
4.500%	08/15/41	550	469,250
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	6,145,634
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,112,351
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	7,044,671
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	1,399	1,160,556
4.450%	02/15/44	1,210	1,055,977
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	2,765	2,656,361
3.800%	04/01/28	5,815	5,584,117
Sr. Unsec’d. Notes, Series C
4.625%	05/15/52	19,550	17,042,959
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	1,335	1,198,154
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	5,525	5,481,373
3.700%	01/30/27	24,065	22,864,695
4.300%	07/15/29(a)	6,970	6,542,045
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	850	704,976
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	4,564,047
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	4,879,727
			1,470,833,785
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	3,225	2,698,636
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	2,500	2,468,750
			5,167,386
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	4,835,661
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
5.500%	07/31/47	15,700	$13,251,781
			18,087,442
Entertainment — 0.5%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.054%	03/15/29	6,000	5,619,530
5.050%	03/15/42(a)	22,485	19,289,434
5.141%	03/15/52	38,830	32,243,986
5.391%	03/15/62	4,850	4,020,929
			61,173,879
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.950%	05/15/28	7,965	7,708,631
6.200%	03/01/40	5,000	5,438,825
			13,147,456
Foods — 1.5%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	554,168
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	21,762	19,363,003
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
3.000%	05/15/32	4,920	3,990,055
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	3,117	2,983,420
4.375%	06/01/46	8,181	6,905,035
4.625%	10/01/39	3,500	3,185,240
5.200%	07/15/45(a)	31,217	29,576,432
Gtd. Notes, 144A
7.125%	08/01/39	5,165	5,927,084
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48	1,753	1,541,399
5.000%	04/15/42	1,150	1,088,821
5.150%	08/01/43	450	422,100
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	3,968	4,428,750
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	19,214,448
4.125%	04/01/54	11,735	9,731,201
4.200%	04/01/59	10,575	8,778,887
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	6,188	4,307,481
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38	25,000	22,195,354

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Sysco Corp.,
Gtd. Notes
3.300%	07/15/26	6,265	$6,017,083
4.500%	04/01/46(a)	4,255	3,722,347
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	14,835	14,161,524
			168,093,832
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.250%	06/01/28	2,960	3,174,064
Gas — 1.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49	13,650	9,931,031
4.125%	10/15/44	5,120	4,428,618
6.200%	11/15/53(a)	7,305	8,237,671
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47	7,945	6,417,529
NiSource, Inc.,
Sr. Unsec’d. Notes
4.800%	02/15/44	6,745	6,020,015
5.650%	02/01/45	2,260	2,224,037
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48	14,125	12,350,668
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29(a)	12,500	11,641,778
4.650%	08/01/43	5,960	5,255,472
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44	2,500	2,117,629
First Mortgage, Series VV
4.300%	01/15/49(a)	8,650	7,150,381
First Mortgage, Series WW
3.950%	02/15/50	26,720	20,838,590
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48	11,445	9,337,911
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26	9,414	9,015,458
3.950%	10/01/46	5,520	4,269,605
4.400%	06/01/43	750	627,483
4.400%	05/30/47	27,369	22,636,487
			142,500,363
Healthcare-Products — 0.9%
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
5.750%	12/06/52	3,955	4,098,314
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	5,215	$4,266,068
Medtronic Global Holdings SCA,
Gtd. Notes
2.250%	03/07/39	EUR	3,320	3,044,694
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		1	940
Solventum Corp.,
Gtd. Notes, 144A
5.900%	04/30/54		10,550	10,532,141
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
1.625%	10/18/41	EUR	6,765	5,464,108
2.000%	10/18/51	EUR	6,550	5,065,951
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41		2,485	1,818,119
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	32,150	26,509,767
1.875%	10/01/49	EUR	45,875	35,446,345
				96,246,447
Healthcare-Services — 3.1%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28		7,005	6,736,194
4.272%	08/15/48		8,950	7,843,324
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		1,865	1,520,784
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46		3,338	2,834,732
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46		17,663	14,738,920
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47		6,650	5,687,119
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114		2,875	2,656,413
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48		12,000	9,578,325
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47		3,265	2,729,360
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/50(a)		14,965	10,390,313
3.600%	03/15/51		3,360	2,517,342
3.700%	09/15/49		8,819	6,740,627
4.625%	05/15/42		2,600	2,367,142

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.650%	01/15/43	1,000	$910,282
4.850%	08/15/54	510	440,911
5.100%	01/15/44	720	685,592
HCA, Inc.,
Gtd. Notes
5.250%	04/15/25	3,500	3,486,942
5.375%	02/01/25	24,080	24,014,456
5.500%	06/15/47	3,677	3,495,294
5.875%	02/01/29	5,400	5,520,543
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48(a)	21,125	17,788,967
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	10,969	9,445,893
4.875%	04/01/42	1,000	961,353
Unsec’d. Notes, Series 2021
3.002%	06/01/51	11,245	7,781,731
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes, Series 2020
2.955%	01/01/50	3,405	2,374,378
MultiCare Health System,
Unsec’d. Notes
2.803%	08/15/50	2,840	1,713,601
MyMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	3,870,869
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	3,400	3,155,709
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	640	527,244
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	2,225	1,643,381
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47(a)	12,075	10,740,020
4.784%	07/01/44	7,305	6,893,893
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43	700	740,156
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50	1,005	723,019
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	2,462,954
Unsec’d. Notes
4.089%	10/01/48	2,208	1,851,435
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	2,285	1,556,225
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	10,560	9,374,790
3.450%	06/01/26	4,715	4,552,868
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.250%	04/01/24	1,400	$1,400,000
4.700%	03/30/45	5,855	5,321,374
5.750%	01/30/40	1,251	1,226,102
6.950%	07/01/37	1,704	1,838,118
Roche Holdings, Inc.,
Gtd. Notes, 144A
2.607%	12/13/51	9,985	6,352,296
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes
3.949%	07/01/46(a)	4,860	4,035,003
Unsec’d. Notes
3.477%	07/01/49	1,345	1,037,648
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	3,150	2,987,722
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28	2,400	2,285,845
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5,400	4,778,201
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	3,443,491
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41	5,000	3,780,981
3.950%	10/15/42	2,060	1,757,035
4.250%	04/15/47	13,715	11,854,036
4.450%	12/15/48(a)	2,000	1,778,675
4.625%	11/15/41	4,601	4,273,549
4.750%	07/15/45(a)	6,770	6,336,281
4.750%	05/15/52	10,905	10,100,219
4.950%	05/15/62	7,570	7,076,058
5.200%	04/15/63	48,000	46,591,247
5.800%	03/15/36	3,945	4,231,727
5.875%	02/15/53	5,130	5,553,450
6.050%	02/15/63	4,830	5,318,343
			346,410,502
Home Builders — 0.0%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25	915	904,935
Household Products/Wares — 0.4%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25	23,175	22,599,101
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/26/24	21,245	21,107,080
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43	425	344,264
			44,050,445

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 2.3%
Allstate Corp. (The),
Sub. Notes, Series B, 3 Month SOFR + 3.200%
8.507%(c)	08/15/53	800	$800,741
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45	15,000	13,970,976
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	8,143,643
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.300%	05/15/43	2,895	2,645,189
Chubb INA Holdings, Inc.,
Gtd. Notes
2.850%	12/15/51	8,570	5,844,322
3.050%	12/15/61	10,935	7,324,017
CNA Financial Corp.,
Sr. Unsec’d. Notes
4.500%	03/01/26	9,363	9,244,314
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	10/15/52	15,000	9,693,198
3.500%	10/15/50	5,045	3,533,472
4.868%	06/01/44	14,360	12,994,961
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	465	417,460
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	9,999	7,244,811
3.951%	10/15/50	36,115	27,232,007
4.569%	02/01/29	5,880	5,733,164
5.500%	06/15/52	11,020	10,605,907
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	4,512,734
7.000%	06/15/40(a)	6,248	6,904,394
Markel Group, Inc.,
Sr. Unsec’d. Notes
3.450%	05/07/52(a)	11,395	7,893,824
3.500%	11/01/27	5,000	4,733,839
4.150%	09/17/50	8,815	6,992,936
4.300%	11/01/47	4,479	3,619,124
5.000%	03/30/43	100	91,061
5.000%	04/05/46	2,360	2,124,728
5.000%	05/20/49	18,590	16,920,750
MetLife, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/54	10,230	10,066,284
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	6,880	5,617,487
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	1,826,198
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	$21,925,550
4.900%	09/15/44	350	320,884
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51	39,768	30,088,798
5.750%	08/15/42	5,540	5,422,740
7.250%	03/15/28	2,707	2,847,800
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	2,365,825
XL Group Ltd. (Bermuda),
Sr. Unsec’d. Notes
5.250%	12/15/43	2,962	2,793,618
			262,496,756
Internet — 0.4%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
4.100%	04/13/62	42,481	35,829,877
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	3,715	3,247,839
			39,077,716
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	5,080	4,658,962
Lodging — 0.4%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	12,278,381
5.000%	10/15/27	12,845	12,812,917
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26	22,630	21,621,598
			46,712,896
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
6.050%	08/15/36(a)	2,200	2,422,213
Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.900%	06/09/42(a)	3,500	3,020,284
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	45,076	44,377,535
			47,397,819
Media — 3.9%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	152,673

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	12,325	$9,118,536
5.375%	04/01/38	13,155	11,447,773
5.375%	05/01/47	41,367	33,398,346
5.750%	04/01/48	76,467	64,334,692
6.384%	10/23/35	1,553	1,536,076
6.484%	10/23/45	10,574	9,811,443
Comcast Corp.,
Gtd. Notes
2.887%	11/01/51(a)	28,479	18,501,338
2.937%	11/01/56	59,274	37,327,857
3.250%	11/01/39	54,500	42,740,043
3.300%	02/01/27	3,245	3,113,327
3.400%	07/15/46	12,867	9,590,482
3.450%	02/01/50	54,000	39,612,479
3.750%	04/01/40(a)	14,385	11,952,004
3.900%	03/01/38(a)	18,880	16,432,344
3.969%	11/01/47	13,145	10,563,108
3.999%	11/01/49	10,302	8,328,174
4.000%	03/01/48	5,843	4,745,964
4.049%	11/01/52	3,299	2,656,108
4.200%	08/15/34	10,000	9,312,244
5.350%	05/15/53	2,750	2,728,550
5.500%	05/15/64	1,760	1,764,961
Cox Communications, Inc.,
Gtd. Notes, 144A
5.800%	12/15/53	7,890	7,804,525
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	3,732,952
4.000%	09/15/55	6,650	4,541,843
4.125%	05/15/29	11,100	10,413,659
5.300%	05/15/49(a)	35,722	30,060,872
Paramount Global,
Jr. Sub. Notes
6.250%(ff)	02/28/57(a)	2,835	2,486,967
Sr. Unsec’d. Notes
3.700%	06/01/28	2,130	1,916,162
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	3,050	2,542,979
5.875%	11/15/40	7,590	6,621,744
6.550%	05/01/37	2,785	2,636,029
6.750%	06/15/39	4,700	4,473,177
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24	4,600	4,583,900
Walt Disney Co. (The),
Gtd. Notes
5.400%	10/01/43	9,675	9,854,527
7.700%	10/30/25	729	756,537
			441,594,395
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 2.0%
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes
3.375%	11/01/28	12,250	$11,029,655
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	5,000	5,406,147
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36(a)	22,700	24,281,881
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	1,300	1,334,301
5.750%	05/01/43	8,314	8,555,278
7.500%	09/15/38	10,946	12,734,766
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	28,060,443
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	3,528	3,378,815
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A
6.200%	04/14/52(a)	3,000	2,972,813
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34(a)	5,000	4,944,612
5.450%	03/15/43	17,500	16,732,789
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	24,087	23,454,740
6.875%	09/01/41	11,304	12,068,747
Sr. Unsec’d. Notes, 144A
6.250%	07/15/33	9,600	9,927,471
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30(a)	9,462	8,065,025
5.875%	04/01/35	4,000	4,178,149
6.250%	10/01/39	4,050	4,331,896
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.750%	11/02/51(a)	17,586	11,250,818
5.200%	11/02/40	860	849,425
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.125%	08/21/42	785	681,066
4.750%	03/22/42	1,562	1,464,562
South32 Treasury Ltd. (Australia),
Gtd. Notes, 144A
4.350%	04/14/32(a)	4,800	4,329,172
Southern Copper Corp. (Mexico),
Sr. Unsec’d. Notes
6.750%	04/16/40	10,177	11,259,513
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,097,542

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	6,059	$5,024,692
4.625%	12/15/27	5,811	5,548,720
			223,963,038
Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	11,200	11,000,325
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29	4,175	3,866,439
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
2.875%	03/11/41	6,185	4,700,514
4.400%	05/27/45	8,260	7,480,331
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	8,822,542
			35,870,151
Office/Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	57,895	53,885,481
Oil & Gas — 5.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	12,543	10,706,976
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	8,500	7,757,833
6.000%	06/13/33	19,395	19,979,759
BP Capital Markets America, Inc.,
Gtd. Notes
3.060%	06/17/41	13,255	10,063,263
3.119%	05/04/26(a)	6,752	6,505,885
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38	32,565	33,637,502
6.450%	06/30/33	2,000	2,149,572
6.500%	02/15/37	370	389,669
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52(a)	16,394	11,859,998
5.250%	06/15/37	2,231	2,118,671
5.400%	06/15/47(a)	25,722	24,099,045
6.750%	11/15/39(a)	11,798	12,874,638
Chevron USA, Inc.,
Gtd. Notes
5.250%	11/15/43	1,101	1,125,147
6.000%	03/01/41	3,550	3,912,445
ConocoPhillips Co.,
Gtd. Notes
3.758%	03/15/42	6,810	5,655,721
3.800%	03/15/52	27,200	21,244,610
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.025%	03/15/62	116	$91,894
4.150%	11/15/34	847	782,175
4.300%	11/15/44	3,330	2,919,940
5.050%	09/15/33(a)	5,000	5,044,814
5.300%	05/15/53	13,590	13,526,145
5.700%	09/15/63	12,905	13,514,098
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	2,525	2,516,512
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42	3,675	3,194,376
5.000%	06/15/45	14,051	12,454,234
5.600%	07/15/41(a)	21,825	21,051,104
5.875%	06/15/28	7,125	7,160,302
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	11,145	10,682,069
4.250%	03/15/52	9,165	7,420,141
4.400%	03/24/51	21,950	18,188,447
6.250%	03/15/53	22,900	24,682,707
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	4,067	3,700,134
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	3,260	2,850,617
3.250%	11/18/49	6,000	4,339,423
3.625%	04/06/40	1,380	1,146,779
3.950%	05/15/43	2,796	2,362,935
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.095%	08/16/49	13,000	9,268,941
3.567%	03/06/45	4,370	3,481,962
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27(a)	3,684	3,582,724
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.000%	09/15/54	11,375	10,098,799
5.125%	12/15/26	13,890	13,899,580
5.850%	12/15/45	3,110	3,089,732
6.500%	03/01/41	10,163	11,068,266
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.100%	02/15/47	3,000	2,253,159
6.200%	03/15/40	13,511	13,872,366
6.450%	09/15/36	16,937	18,064,592
7.500%	05/01/31	4,290	4,776,477
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31	1,000	1,096,544
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	6,575	5,799,216
6.350%	02/12/48	2,025	1,291,444

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
6.950%	01/28/60	6,100	$4,032,405
7.690%	01/23/50	12,200	8,765,944
Phillips 66,
Gtd. Notes
2.150%	12/15/30	10,600	8,900,599
3.300%	03/15/52(a)	1,380	966,451
4.650%	11/15/34	8,200	7,814,512
Phillips 66 Co.,
Gtd. Notes
3.550%	10/01/26	11,680	11,284,337
4.680%	02/15/45	500	443,753
4.900%	10/01/46	6,500	5,950,400
5.650%	06/15/54	30,750	31,197,308
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	4,820	4,053,218
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	10,000	9,925,340
Shell International Finance BV (Netherlands),
Gtd. Notes
4.000%	05/10/46	3,000	2,519,494
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)	9,853	7,286,121
5.950%	12/01/34	1,000	1,045,195
6.500%	06/15/38(a)	3,900	4,137,990
6.800%	05/15/38	9,300	10,075,081
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29	20,000	18,930,684
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	12/01/51(a)	11,555	8,326,284
4.350%	06/01/28	25,440	24,873,979
			603,882,477
Oil & Gas Services — 0.3%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	4,000	4,408,935
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43(a)	9,350	8,584,378
5.000%	11/15/45	1,835	1,722,659
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28(a)	18,479	17,817,265
			32,533,237
Packaging & Containers — 0.0%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30	2,715	2,338,940
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals — 5.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39		91,680	$81,637,222
4.250%	11/21/49		4,617	3,996,156
4.300%	05/14/36		2,500	2,346,914
4.400%	11/06/42		950	861,431
4.500%	05/14/35		4,945	4,755,762
4.550%	03/15/35		42,638	41,145,594
4.625%	10/01/42		3,115	2,900,853
4.700%	05/14/45		14,574	13,613,329
4.875%	11/14/48		10,062	9,625,572
5.500%	03/15/64		875	899,631
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40		11,500	7,839,719
3.400%	07/26/29		5,204	4,889,224
3.700%	03/15/52		3,330	2,556,775
3.900%	03/15/62		15,215	11,582,243
4.250%	10/26/49		14,610	12,482,292
4.350%	11/15/47		22,307	19,250,158
4.550%	02/20/48		9,842	8,807,711
4.625%	05/15/44		6,837	6,289,555
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		1,500	1,479,176
4.600%	03/15/43		5,964	5,199,232
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27		17,240	16,519,547
4.375%	10/15/28		25,005	24,401,303
4.500%	02/25/26(a)		11,024	10,895,152
4.800%	07/15/46		42,235	38,395,940
4.900%	12/15/48		21,103	19,226,780
5.375%	02/15/42		3,650	3,480,017
Sr. Unsec’d. Notes
2.375%	03/15/31		16,605	13,979,980
3.200%	03/15/40		9,125	6,913,898
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		57,035	52,323,611
3.875%	07/20/25		1,178	1,156,267
4.300%	03/25/28		9,442	9,215,221
4.780%	03/25/38(a)		40,326	37,260,530
5.125%	07/20/45		41,205	37,952,743
5.300%	12/05/43		20,115	19,086,037
6.250%	06/01/27(a)		1,000	1,041,282
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	9,453,315
4.950%	02/27/63		3,000	2,912,985
5.000%	02/09/54		4,775	4,750,324
5.100%	02/09/64		11,435	11,403,135
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28(a)		11,490	11,167,170

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40(a)	8,585	$5,906,588
2.450%	09/01/60(a)	1,490	885,880
3.400%	01/15/38	4,365	3,743,211
3.625%	03/03/37	6,385	5,664,596
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25	3,175	3,113,339
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51	4,188	2,739,910
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43	4,169	3,657,629
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45	4,625	3,991,083
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	4,755	4,542,893
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40(a)	2,375	1,792,362
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	41,068	34,087,191
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	4,605	3,400,178
4.000%	06/22/50	3,080	2,118,925
			649,337,571
Pipelines — 9.0%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	4,460	3,956,142
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	20,000	18,848,590
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48	8,381	6,995,405
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.544%	11/15/53	4,250	4,596,538
6.714%	08/15/63	13,890	15,203,046
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32	6,655	5,729,614
5.125%	05/15/29	6,975	6,953,445
5.375%	07/15/25	17,404	17,357,236
5.600%	04/01/44	7,379	7,201,419
8.125%	08/16/30	6,000	6,884,362
Gtd. Notes, 144A
6.450%	11/03/36	10,766	11,258,729
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.750%	09/15/37	890	$964,822
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	915	786,682
Enbridge, Inc. (Canada),
Gtd. Notes
6.700%	11/15/53(a)	22,050	24,817,090
Energy Transfer LP,
Gtd. Notes
5.350%	05/15/45	2,875	2,649,008
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	26,000	25,473,901
Sr. Unsec’d. Notes
4.200%	04/15/27	5,000	4,863,755
4.900%	03/15/35	5,735	5,424,834
5.000%	05/15/50	24,385	21,382,354
5.150%	02/01/43	4,450	3,978,919
5.300%	04/01/44	12,420	11,434,185
5.300%	04/15/47	2,500	2,274,304
5.400%	10/01/47	29,625	27,353,482
6.000%	06/15/48	8,083	8,038,815
6.125%	12/15/45	30,335	30,522,630
6.250%	04/15/49	45,565	46,788,123
7.500%	07/01/38	11,000	12,646,479
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	19,814	19,690,649
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47	4,233	3,677,687
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	10,390	8,082,797
4.150%	10/16/28	6,750	6,567,296
4.200%	01/31/50	25,110	21,216,845
4.250%	02/15/48	18,060	15,449,418
4.450%	02/15/43	7,935	7,080,093
4.800%	02/01/49	5,698	5,250,309
4.850%	08/15/42	1,990	1,865,569
4.850%	03/15/44	5,775	5,410,050
4.900%	05/15/46	34,397	32,078,491
4.950%	10/15/54	3,110	2,901,590
5.100%	02/15/45	6,532	6,270,331
5.375%(ff)	02/15/78	7,380	6,904,168
5.700%	02/15/42	5,100	5,225,741
6.125%	10/15/39	3,937	4,205,695
Gtd. Notes, Series D
6.875%	03/01/33	55	61,907
Gtd. Notes, Series D, 3 Month SOFR + 3.248%
8.573%(c)	08/16/77	4,312	4,296,272
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24	2,620	2,602,486
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	18,034,238

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	$9,551,459
5.000%	08/15/42	2,010	1,788,972
5.000%	03/01/43	1,176	1,042,604
5.400%	09/01/44	878	818,051
6.500%	02/01/37	900	940,917
6.500%	09/01/39	5,545	5,777,652
6.550%	09/15/40	4,370	4,585,007
Gtd. Notes, MTN
6.950%	01/15/38	575	629,321
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51(a)	25,499	17,810,988
5.050%	02/15/46	1,759	1,564,509
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A
3.900%	04/01/24	8,625	8,625,000
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	6,469	5,746,014
4.700%	04/15/48	31,677	27,040,719
4.875%	12/01/24	1,566	1,556,977
4.900%	04/15/58	9,705	8,151,409
4.950%	03/14/52	4,017	3,529,068
5.200%	03/01/47	2,690	2,462,787
5.200%	12/01/47	14,490	13,256,442
5.500%	02/15/49	46,665	44,486,790
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27	1,162	1,128,853
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41	1,325	1,367,158
6.200%	09/15/43	18,615	19,206,004
6.850%	10/15/37	1,742	1,896,249
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	8,745	7,827,885
3.400%	09/01/29	4,705	4,334,297
4.200%	03/15/45	4,130	3,135,668
4.450%	09/01/49	7,495	6,072,955
4.500%	03/15/50	18,730	15,251,543
4.550%	07/15/28	15,725	15,431,975
4.850%	02/01/49	17,700	15,359,588
4.950%	07/13/47	18,108	15,901,267
5.200%	07/15/48	4,999	4,584,117
6.625%	09/01/53	20,431	22,525,509
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,215	3,867,157
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	1,030,221
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45	565	$478,340
Targa Resources Corp.,
Gtd. Notes
6.125%	03/15/33	5,000	5,218,462
6.250%	07/01/52	9,000	9,309,105
6.500%	02/15/53(a)	42,737	45,909,119
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	4,710	4,126,411
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48	2,100	1,854,806
5.400%	08/15/41	1,544	1,538,245
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	15,385	13,408,269
5.450%	04/01/44	3,175	2,915,834
5.500%	08/15/48	19,930	17,628,970
6.150%	04/01/33(a)	1,085	1,112,346
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30(a)	3,770	3,428,237
3.500%	10/15/51	17,225	12,254,322
3.750%	06/15/27	990	952,606
4.900%	01/15/45	10,477	9,366,484
5.100%	09/15/45	5,887	5,455,893
5.300%	08/15/52	7,130	6,808,326
5.400%	03/04/44	16,409	15,577,010
5.750%	06/24/44	13,955	13,893,413
5.800%	11/15/43	3,434	3,422,050
6.300%	04/15/40	15,935	16,832,420
			1,001,031,341
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27(a)	4,600	4,350,873
Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.625%	05/15/54	15,880	15,600,380
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	1,103,974
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5,300	5,209,339
3.900%	03/15/27	11,645	11,173,959
4.125%	05/15/29	6,449	6,081,668
Simon Property Group LP,
Sr. Unsec’d. Notes
3.800%	07/15/50(a)	4,300	3,289,218
5.850%	03/08/53	12,000	12,360,643

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	3,719	$3,663,625
4.700%	06/01/27	2,020	1,990,826
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28	11,554	11,018,115
4.400%	01/15/29	17,246	16,601,883
Welltower OP LLC,
Gtd. Notes
2.750%	01/15/31	6,635	5,709,150
3.100%	01/15/30	7,500	6,753,325
4.250%	04/01/26	3,070	3,009,697
4.250%	04/15/28	9,620	9,335,092
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.000%	04/15/30	2,100	1,983,526
			114,884,420
Retail — 1.5%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27	20,000	19,069,686
4.500%	07/26/47	15,758	13,456,938
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	4,570	3,684,004
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	9,490	8,980,160
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24(a)	17,675	17,561,951
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	5,000	4,917,172
4.200%	05/15/28	29,165	28,192,967
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	06/15/47	20,500	16,779,802
4.200%	04/01/43	5,422	4,725,596
4.250%	04/01/46	9,395	8,125,854
5.875%	12/16/36	8,382	8,994,863
Macy’s Retail Holdings LLC,
Gtd. Notes
5.125%	01/15/42	1,875	1,628,022
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50	4,675	3,908,116
4.600%	05/26/45	5,325	4,787,621
4.875%	12/09/45	5,000	4,660,813
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	2,340	2,240,761
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Walmart, Inc.,
Sr. Unsec’d. Notes
4.500%	09/09/52	9,335	$8,643,305
4.500%	04/15/53	3,440	3,179,540
			163,537,171
Semiconductors — 0.9%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41	10,000	7,764,795
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	50,673	40,961,495
Intel Corp.,
Sr. Unsec’d. Notes
5.050%	08/05/62	5,630	5,297,316
5.600%	02/21/54	4,556	4,643,901
5.625%	02/10/43(a)	2,590	2,679,082
5.700%	02/10/53(a)	28,066	29,047,731
5.900%	02/10/63	8,340	8,834,677
			99,228,997
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27	2,467	2,317,963
Software — 2.6%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50(a)	43,949	28,940,311
2.675%	06/01/60(a)	39,513	25,451,292
2.921%	03/17/52(a)	77,381	54,716,153
3.041%	03/17/62(a)	36,902	25,745,068
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	5,000	3,942,743
3.600%	04/01/50	8,279	5,976,620
3.800%	11/15/37	21,055	17,657,140
3.850%	04/01/60	12,000	8,543,519
3.900%	05/15/35	7,346	6,449,443
3.950%	03/25/51	1,920	1,462,311
4.000%	07/15/46	32,902	25,921,104
4.125%	05/15/45	1,300	1,049,785
4.300%	07/08/34	12,200	11,254,091
4.375%	05/15/55	23,359	18,796,495
5.550%	02/06/53	13,580	13,266,094
6.900%	11/09/52	26,335	30,302,652
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28	5,885	5,717,051
			285,191,872
Telecommunications — 3.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	36,400	28,391,350
3.500%	09/15/53	65,637	46,370,853

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.550%	09/15/55	69,667	$48,676,670
3.650%	09/15/59	132,309	92,168,179
3.800%	12/01/57	22,245	16,097,275
4.500%	05/15/35(a)	22,285	20,783,016
4.650%	06/01/44	19,400	17,086,025
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	1,000	1,181,921
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
2.300%	11/15/30(a)	3,000	2,520,869
4.600%	05/23/29	24,200	23,725,881
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	8,786	8,753,079
T-Mobile USA, Inc.,
Gtd. Notes
3.000%	02/15/41	27,795	20,470,240
3.300%	02/15/51	24,035	16,807,460
4.375%	04/15/40	3,205	2,854,887
4.500%	04/15/50	4,300	3,723,973
5.500%	01/15/55	3,415	3,410,726
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40(a)	6,875	4,844,057
2.875%	11/20/50	3,510	2,293,865
2.987%	10/30/56	23,291	14,894,166
3.550%	03/22/51(a)	12,648	9,381,314
3.700%	03/22/61	31,341	22,925,749
4.000%	03/22/50	5,566	4,501,726
			411,863,281
Transportation — 1.6%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	3,535	3,014,547
4.375%	09/01/42	8,705	7,790,881
4.400%	03/15/42	10,600	9,529,189
4.450%	03/15/43	11,312	10,171,782
4.550%	09/01/44	2,455	2,228,711
4.700%	09/01/45	3,040	2,808,003
5.050%	03/01/41	1,620	1,581,008
5.150%	09/01/43	3,133	3,082,100
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.400%	08/05/52(a)	6,500	5,806,867
4.500%	11/07/43	2,000	1,767,956
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
4.300%	05/15/43	2,680	2,328,377
4.800%	09/15/35	1,645	1,591,456
4.950%	08/15/45	10,000	9,298,730
6.125%	09/15/2115	14,400	15,116,498
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26(a)	5,890	5,572,648
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
3.350%	11/01/25	10,250	$9,970,601
4.500%	08/01/54	10,400	9,130,778
4.750%	05/30/42	5,000	4,655,118
5.500%	04/15/41	1,682	1,703,304
6.150%	05/01/37	1,000	1,093,364
6.220%	04/30/40	531	579,579
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	825	677,875
4.250%	05/15/30(a)	5,095	4,929,060
4.500%	02/01/65	2,115	1,670,999
4.550%	04/01/46	6,975	6,014,057
4.750%	11/15/45	2,925	2,591,782
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50(a)	7,626	5,163,168
3.942%	11/01/47	3,667	2,923,403
3.950%	10/01/42	1,140	942,449
4.050%	08/15/52	1,585	1,272,035
4.100%	05/15/2121	10,745	7,872,192
4.450%	06/15/45	1,700	1,480,446
4.650%	01/15/46	700	625,436
4.800%	08/15/43	852	754,387
4.837%	10/01/41	1,080	1,015,891
5.590%	05/17/25	3,000	3,013,139
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62(a)	1,400	876,075
3.350%	08/15/46	4,300	3,146,330
3.799%	04/06/71	23,845	17,707,578
3.875%	02/01/55	4,805	3,781,910
3.950%	08/15/59	5,100	3,954,884
			179,234,593
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26	4,325	3,988,415
3.400%	11/15/26	4,275	4,067,394
			8,055,809
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
5.450%	03/01/54	4,205	4,243,595
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24	5,000	4,950,960
			9,194,555

Total Corporate Bonds (cost $11,234,935,007)			9,896,361,532

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 1.7%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	$8,211,753
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	9,350,662
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,050	1,106,205
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.563%	05/15/53	4,375	3,980,439
			22,649,059
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	4,602,550
Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	100	104,539
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	7,605	7,541,065
			7,645,604
Michigan — 0.2%
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	5,450	4,296,997
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	19,144	16,483,908
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,810	3,567,413
Taxable, Revenue Bonds, Series C
3.599%	04/01/47	5,000	4,258,638
			28,606,956
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	14,777,855
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	327,747
			15,105,602
New Jersey — 0.4%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	34,001,031
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New Jersey (cont’d.)
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	$6,186,698
			40,187,729
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,045	1,079,464
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	1,300	1,190,679
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	8,330,988
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	3,785,252
			12,116,240
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1
5.000%	07/01/58	6,402	6,405,808
Texas — 0.3%
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	1,025	891,423
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	6,383,764
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	13,339,834
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	20,700	16,978,844
			37,593,865
Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	15,810	10,308,481
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	8,479,525
			18,788,006

Total Municipal Bonds (cost $232,934,436)			195,971,562
Sovereign Bonds — 0.4%
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.400%	05/07/54	29,010	28,982,803

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.750%	01/16/54	18,705	$18,512,105

Total Sovereign Bonds (cost $47,107,170)			47,494,908
U.S. Treasury Obligations — 0.4%
U.S. Treasury Bonds
1.875%	11/15/51(k)	4,500	2,698,594
2.250%	02/15/52	4,000	2,633,125
2.875%	05/15/52(k)	6,000	4,543,125
3.625%	05/15/53(k)	4,365	3,837,790
4.000%	11/15/42	125	117,793
4.375%	08/15/43	1,500	1,483,125
4.500%	02/15/44	4,400	4,426,125
4.750%	11/15/43	1,315	1,364,929
4.750%	11/15/53(k)	14,750	15,754,843
U.S. Treasury Notes
0.625%	08/15/30(k)	4,800	3,844,500
4.000%	02/15/34(a)	2,805	2,759,419

Total U.S. Treasury Obligations (cost $46,162,344)			43,463,368

	Shares
Preferred Stocks — 0.2%
Capital Markets — 0.1%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	305,000	7,469,450
Financial Services — 0.1%
SCE Trust V, 5.450%(c), 3 Month SOFR + 4.052%, Series K, Maturing 03/15/26(oo)	565,000	13,588,250

Total Preferred Stocks (cost $21,750,000)		21,057,700

Total Long-Term Investments (cost $12,418,102,094)		10,997,870,438
Short-Term Investments — 2.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	34,695,933	34,695,933
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $222,069,304; includes $220,929,028 of cash collateral for securities on loan)(b)(wb)	222,158,715	222,047,636

Total Short-Term Investments (cost $256,765,237)		256,743,569

TOTAL INVESTMENTS—100.6% (cost $12,674,867,331)		11,254,614,007

Liabilities in excess of other assets(z) — (0.6)%		(70,998,670)

Net Assets — 100.0%		$11,183,615,337

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
BNYM	Bank of New York Mellon
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
ING	ING Financial Markets LLC
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $218,172,803; cash collateral of $220,929,028 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $25,249,863. The aggregate value of $23,914,685 is 0.2% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
789	5 Year U.S. Treasury Notes	Jun. 2024	$84,435,332	$(60,186)
8,205	10 Year U.S. Treasury Notes	Jun. 2024	909,088,400	3,809,099
1,597	10 Year U.S. Ultra Treasury Notes	Jun. 2024	183,031,180	1,596,156
				5,345,069
Short Positions:
139	2 Year U.S. Treasury Notes	Jun. 2024	28,423,328	119,282
1,286	10 Year Euro-Bund	Jun. 2024	185,051,559	(1,945,959)
1,177	20 Year U.S. Treasury Bonds	Jun. 2024	141,754,938	(2,003,322)
1,978	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	255,162,000	(1,891,054)
				(5,721,053)
				$(375,984)
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/24	SSB	EUR	90,780	$98,214,565	$97,956,749	$—	$(257,816)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/24	BNYM	EUR	90,780	$98,467,386	$97,956,749	$510,637	$—
Expiring 05/02/24	SSB	EUR	90,780	98,332,942	98,071,328	261,614	—
				$196,800,328	$196,028,077	772,251	—
						$772,251	$(257,816)
Credit default swap agreement outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at March 31, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	690,000		$(14,955,083)		$(15,816,292)		$(861,209)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap
A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A24